Fair value measurements - Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative assets	$ 211,993	$ 16,909
Liabilities
Derivative liabilities	0	71,197
Carrying value
Assets
Cash and cash equivalents	1,597,147	1,728,794
Restricted cash	159,623	185,959
Loans receivable	351,357	403,378
Notes receivable	486,223	616,883
Investments, at fair value	59,081	38,367
Derivative assets	211,993	16,909
Assets	2,865,424	2,990,290
Liabilities
Debt	46,801,683	50,548,472
Derivative liabilities		71,197
Liabilities	46,801,683	50,619,669
Fair value
Assets
Cash and cash equivalents	1,597,147	1,728,794
Restricted cash	159,623	185,959
Loans receivable	329,650	403,378
Notes receivable	486,223	616,883
Investments, at fair value	59,081	38,367
Derivative assets	211,993	16,909
Assets	2,843,717	2,990,290
Liabilities
Debt	42,525,932	51,348,160
Derivative liabilities		71,197
Liabilities	42,525,932	51,419,357
Fair value | Level 1
Assets
Cash and cash equivalents	1,597,147	1,728,794
Restricted cash	159,623	185,959
Loans receivable	0	0
Notes receivable	0	0
Investments, at fair value	39,081	38,367
Derivative assets	0	0
Assets	1,795,851	1,953,120
Liabilities
Debt	0	0
Derivative liabilities		0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Investments, at fair value	0	0
Derivative assets	211,993	16,909
Assets	211,993	16,909
Liabilities
Debt	42,525,932	51,348,160
Derivative liabilities		71,197
Liabilities	42,525,932	51,419,357
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	329,650	403,378
Notes receivable	486,223	616,883
Investments, at fair value	20,000	0
Derivative assets	0	0
Assets	835,873	1,020,261
Liabilities
Debt	0	0
Derivative liabilities		0
Liabilities	$ 0	$ 0